Quarterly Report
December 31, 2023
MFS®  Blended Research®
Core Equity Fund
UNE-Q1

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.4%
General Dynamics Corp.	57,422	$14,910,771
Honeywell International, Inc.	8,818	1,849,223
		$16,759,994
Airlines – 0.4%
United Airlines Holdings, Inc. (a)	100,736	$4,156,367
Apparel Manufacturers – 0.3%
Deckers Outdoor Corp. (a)	2,680	$1,791,392
Skechers USA, Inc., “A” (a)	32,537	2,028,357
		$3,819,749
Automotive – 1.0%
Aptiv PLC (a)	38,131	$3,421,113
Tesla, Inc. (a)	32,585	8,096,721
		$11,517,834
Biotechnology – 0.8%
Biogen, Inc. (a)	38,087	$9,855,773
Broadcasting – 1.1%
Netflix, Inc. (a)	2,569	$1,250,795
Omnicom Group, Inc.	133,928	11,586,111
		$12,836,906
Brokerage & Asset Managers – 1.7%
Apollo Global Management, Inc.	12,564	$1,170,839
Bank of New York Mellon Corp.	327,691	17,056,317
TPG, Inc.	42,587	1,838,481
		$20,065,637
Business Services – 2.0%
Accenture PLC, “A”	14,189	$4,979,062
Fiserv, Inc. (a)	26,809	3,561,308
Verisk Analytics, Inc., “A”	59,100	14,116,626
WEX, Inc. (a)	5,395	1,049,597
		$23,706,593
Chemicals – 0.1%
PPG Industries, Inc.	7,836	$1,171,874
Computer Software – 12.0%
Adobe Systems, Inc. (a)	40,909	$24,406,310
Autodesk, Inc. (a)	7,836	1,907,909
Microsoft Corp.	233,143	87,671,094
Palo Alto Networks, Inc. (a)	59,001	17,398,215
Salesforce, Inc. (a)	29,487	7,759,209
		$139,142,737
Computer Software - Systems – 6.7%
Apple, Inc.	402,782	$77,547,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Colgate-Palmolive Co.	84,505	$6,735,893
Kimberly-Clark Corp.	104,119	12,651,500
		$19,387,393
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	6,586	$23,361,991
Electrical Equipment – 0.4%
TE Connectivity Ltd.	35,991	$5,056,736
Electronics – 8.7%
Applied Materials, Inc.	102,424	$16,599,858
Broadcom, Inc.	1,194	1,332,803
Corning, Inc.	114,650	3,491,092
Lam Research Corp.	24,968	19,556,436
NVIDIA Corp.	89,205	44,176,100
NXP Semiconductors N.V.	72,037	16,545,458
		$101,701,747
Energy - Independent – 3.6%
ConocoPhillips	14,186	$1,646,569
EOG Resources, Inc.	24,699	2,987,344
Marathon Petroleum Corp.	52,370	7,769,613
Phillips 66	128,215	17,070,545
Valero Energy Corp.	98,902	12,857,260
		$42,331,331
Energy - Integrated – 0.1%
Exxon Mobil Corp.	14,244	$1,424,115
Engineering - Construction – 0.2%
EMCOR Group, Inc.	8,480	$1,826,846
Food & Beverages – 2.4%
Archer Daniels Midland Co.	188,854	$13,639,036
General Mills, Inc.	64,865	4,225,306
Mondelez International, Inc.	46,170	3,344,093
PepsiCo, Inc.	40,896	6,945,777
		$28,154,212
Forest & Paper Products – 0.2%
Weyerhaeuser Co., REIT	52,784	$1,835,300
Gaming & Lodging – 0.3%
Las Vegas Sands Corp.	78,816	$3,878,535
Health Maintenance Organizations – 2.2%
Cigna Group	60,865	$18,226,024
Humana, Inc.	9,506	4,351,942
UnitedHealth Group, Inc.	4,755	2,503,365
		$25,081,331
Insurance – 4.6%
Ameriprise Financial, Inc.	43,944	$16,691,249
Berkshire Hathaway, Inc., “B” (a)	17,135	6,111,369
Equitable Holdings, Inc.	247,494	8,241,550
Hartford Financial Services Group, Inc.	27,339	2,197,509
MetLife, Inc.	205,697	13,602,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	6,758	$1,093,309
Voya Financial, Inc.	78,255	5,709,485
		$53,647,214
Internet – 7.3%
Alphabet, Inc., “A” (a)	207,682	$29,011,098
Alphabet, Inc., “C” (a)	220,655	31,096,909
Meta Platforms, Inc., “A” (a)	69,507	24,602,698
		$84,710,705
Machinery & Tools – 1.8%
AGCO Corp.	36,775	$4,464,853
Eaton Corp. PLC	19,921	4,797,375
Ingersoll Rand, Inc.	38,966	3,013,630
Timken Co.	65,709	5,266,576
Wabtec Corp.	27,693	3,514,242
		$21,056,676
Major Banks – 3.6%
Bank of America Corp.	124,914	$4,205,854
JPMorgan Chase & Co.	138,564	23,569,736
Wells Fargo & Co.	282,875	13,923,108
		$41,698,698
Medical & Health Technology & Services – 2.4%
Cardinal Health, Inc.	32,490	$3,274,992
IQVIA Holdings, Inc. (a)	14,403	3,332,566
McKesson Corp.	38,677	17,906,678
Veeva Systems, Inc. (a)	16,048	3,089,561
		$27,603,797
Medical Equipment – 1.2%
Abbott Laboratories	18,556	$2,042,459
Align Technology, Inc. (a)	28,640	7,847,360
Boston Scientific Corp. (a)	33,598	1,942,300
Medtronic PLC	19,616	1,615,966
		$13,448,085
Natural Gas - Distribution – 0.1%
UGI Corp.	42,960	$1,056,816
Network & Telecom – 0.3%
Motorola Solutions, Inc.	9,691	$3,034,155
Other Banks & Diversified Financials – 3.3%
M&T Bank Corp.	49,926	$6,843,856
Mastercard, Inc., “A”	10,071	4,295,382
SLM Corp.	423,413	8,095,657
Visa, Inc., “A”	73,432	19,118,021
		$38,352,916
Pharmaceuticals – 6.9%
AbbVie, Inc.	74,226	$11,502,803
Eli Lilly & Co.	20,152	11,747,004
Johnson & Johnson	158,234	24,801,597
Merck & Co., Inc.	45,130	4,920,073
Organon & Co.	196,782	2,837,596
Pfizer, Inc.	405,749	11,681,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	30,117	$12,254,306
		$79,744,893
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	10,865	$1,154,732
Railroad & Shipping – 1.4%
CSX Corp.	462,141	$16,022,429
Real Estate – 1.2%
Brixmor Property Group, Inc., REIT	171,357	$3,987,477
Host Hotels & Resorts, Inc., REIT	63,035	1,227,291
Prologis, Inc., REIT	58,215	7,760,060
Ryman Hospitality Properties, Inc., REIT	10,981	1,208,569
		$14,183,397
Specialty Chemicals – 1.6%
Chemours Co.	354,567	$11,183,043
Linde PLC	14,352	5,894,510
RPM International, Inc.	17,652	1,970,493
		$19,048,046
Specialty Stores – 9.3%
Amazon.com, Inc. (a)	296,035	$44,979,558
Builders FirstSource, Inc. (a)	95,620	15,962,803
Home Depot, Inc.	43,003	14,902,690
O'Reilly Automotive, Inc. (a)	16,690	15,856,835
Target Corp.	116,163	16,543,934
		$108,245,820
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc.	13,458	$2,157,721
Telephone Services – 0.4%
Equinix, Inc., REIT	5,602	$4,511,795
Tobacco – 1.1%
Altria Group, Inc.	312,997	$12,626,299
Utilities - Electric Power – 3.1%
Edison International	110,814	$7,922,093
PG&E Corp.	759,882	13,700,673
Vistra Corp.	389,708	15,011,552
		$36,634,318
Total Common Stocks		$1,153,559,131
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.42% (v)	8,984,410	$8,986,207

Other Assets, Less Liabilities – 0.0%		81,941
Net Assets – 100.0%		$1,162,627,279
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,986,207 and $1,153,559,131, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,153,559,131	$—	$—	$1,153,559,131
Mutual Funds	8,986,207	—	—	8,986,207
Total	$1,162,545,338	$—	$—	$1,162,545,338
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,171,205	$26,780,326	$30,964,122	$(563)	$(639)	$8,986,207
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$123,437	$—